Organization (Details) - Shapeways Inc [Member] Supplychainpartners in Millions, Customers in Millions	12 Months Ended
Dec. 31, 2021 Customers Additivetechnolgies Countries Materialsandfinishes Supplychainpartners
Subsidiary, Sale of Stock [Line Items]
Number of manufacturing parts delivered | Supplychainpartners	23
Number of customers | Customers	1
Number of countries | Countries	175
Number of utilization of additive technologies | Additivetechnolgies	11
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of materials and finishes | Materialsandfinishes	100